UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Grisanti Capital Management LLC
Address: 777 Third Avenue
         Suite 21 C
         New York, New York 10017

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher C. Grisanti
Title:   Principal
Phone:   (212) 218-5300

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti      New York, New York        November 13, 2012
---------------------------  --------------------------  ---------------------
        [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      61

Form 13F Information Table Value Total:   $  200461
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

Grisanti Capital Management LLC
Form 13F Information Table
09/30/2012

                                   Title                 Value   Shares/ Sh/ Put/ Invstmt  Other    Voting Authority
       Name of Issuer             of Class      CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
-----------------------------  -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----

AIR LEASE CORP			cl a		00912X302	8180	400975	SH		Sole		400975
AMERICAN CAPITAL AGENCY CORP	com		02503x105	875	25300	SH		Sole		25300
AMERICAN EXPRESS CO		com		025816109	10161	178705	SH		Sole		178705
ANNALY CAP MGMT INC		com		035710409	2355	139860	SH		Sole		139860
APPLE INC			com		037833100	18733	28081	SH		Sole		28081
ARCH COAL INC			com		039380100	185	29170	SH		Sole		29170
ARCHER DANIELS MIDLAND CO	com		039483102	24	890	SH		Sole		890
BANK OF AMERICA CORPORATION	com		060505104	326	36930	SH		Sole		36930
BAXTER INTL INC			com		071813109	6386	105950	SH		Sole		105950
BLACKROCK INC			com		09247X101	10233	57394	SH		Sole		57394
BOISE INC			com		09746Y105	546	62380	SH		Sole		62380
BP PLC 			SPONSORED ADR		055622104	316	7457	SH		Sole		7457
BROOKFIELD INFRAST PARTNERS	LP INT UNIT	g16252101	1664	46800	SH		Sole		46800
CIGNA CORPORATION		com		125509109	370	7840	SH		Sole		7840
CITIGROUP INC			com new		172967424	383	11720	SH		Sole		11720
CLOUD PEAK ENERGY INC		com		18911Q102	345	19050	SH		Sole		19050
COCA COLA CO			com		191216100	498	13142	SH		Sole		13142
DIRECTV 			com		25490A309	7285	138925	SH		Sole		138925
DUNKIN BRANDS GROUP INC		com		265504100	202	6920	SH		Sole		6920
E M C CORP MASS			com		268648102	326	11945	SH		Sole		11945
EMERSON ELEC CO			com		291011104	241	5000	SH		Sole		5000
ENBRIDGE ENERGY PARTNERS L P	com		29250R106	2104	71465	SH		Sole		71465
ENBRIDGE INC			com		29250N105	9556	244825	SH		Sole		244825
EXXON MOBIL CORP		com		30231G102	708	7742	SH		Sole		7742
FEDEX CORP			com		31428x106	6281	74222	SH		Sole		74222
FORD MTR CO DEL			COM PAR $0.01	345370860	2730	276865	SH		Sole		276865
GENERAL ELECTRIC CO		com		369604103	10663	469528	SH		Sole		469528
GOOGLE INC 			cl a		38259p508	327	434	SH		Sole		434
HESS CORP			com		42809h107	44	817	SH		Sole		817
HOLLYFRONTIER CORP		com		436106108	9400	227775	SH		Sole		227775
INTL PAPER CO			com		460146103	379	10430	SH		Sole		10430
INTERNATIONAL BUSINESS MACHS	com		459200101	523	2520	SH		Sole		2520
ITT CORP NEW			com new		450911201	208	10300	SH		Sole		10300
JOHNSON & JOHNSON		com		478160104	685	9934	SH		Sole		9934
JPMORGAN CHASE & CO		com		46625H100	16634	410922	SH		Sole		410922
KIMBERLY CLARK CORP 		com		494368103	332	3876	SH		Sole		3876
LABORATORY CORP AMER HLDGS	com new		50540r409	210	2275	SH		Sole		2275
LOCKHEED MARTIN CORP		com		539830109	4355	46635	SH		Sole		46635
LOWES COS INC			com		548661107	287	9490	SH		Sole		9490
MACYS INC			com		55616P104	242	6425	SH		Sole		6425
MARATHON PETE CORP		com		56585A102	10223	187262	SH		Sole		187262
MCKESSON CORP			com		58155q103	7411	86140	SH		Sole		86140
MERCK & CO INC NEW		com		58933y105	643	14264	SH		Sole		14264
MICROSOFT CORP			com		594918104	9683	325363	SH		Sole		325363
MORGAN STANLEY			com new		617446448	11801	704974	SH		Sole		704974
PEABODY ENERGY CORP		com		704549104	98	4415	SH		Sole		4415
PFIZER INC			com		717081103	125	5050	SH		Sole		5050
PHILIP MORRIS INTL INC		com		718172109	639	7110	SH		Sole		7110
PIONEER NAT RES CO		com		723787107	312	2985	SH		Sole		2985
PROCTER & GAMBLE CO		com		742718109	302	4358	SH		Sole		4358
QUALCOMM INC			com		747525103	10765	172319	SH		Sole		172319
RESEARCH IN MOTION LTD		com		760975102	65	8710	SH		Sole		8710
SIEMENS A G		SPONSORED ADR		826197501	322	3220	SH		Sole		3220
SPRINT NEXTEL CORP		COM SER 1	852061100	376	68120	SH		Sole		68120
BLACKSTONE GROUP L P	COM UNIT LTD		09253U108	30	2083	SH		Sole		2083
MOSAIC CO NEW			com		61945c103	306	13060	SH		Sole		13060
US BANCORP DEL			com new		902973304	208	6060	SH		Sole		6060
VISTEON CORP			com new		92839U206	241	16950	SH		Sole		16950
DISNEY WALT CO			COM DISNEY	254687106	10964	216085	SH		Sole		216085
WILLIAMS COS INC DEL		com		969457100	442	26030	SH		Sole		26030
WPX ENERGY INC			com		98212B103	202	36649	SH		Sole		36649






TOTAL VALUE                                              200461
                                                         ======